Net Revenue and Loss before Income Taxes for Discontinued Operations (Detail) - Discontinued Operations - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue	$ 13,425	$ 18,483	$ 22,222
Income (loss) before income taxes	$ (2,259)	$ (3,244)	$ 400